Mar. 16, 2017

Janus Investment Fund

INTECH Emerging Markets Managed Volatility Fund	Janus Multi-Sector Income Fund
INTECH Global Income Managed Volatility Fund	Janus Real Return Fund
INTECH International Managed Volatility Fund	Janus Short-Term Bond Fund
INTECH U.S. Managed Volatility Fund	Perkins Large Cap Value Fund
Janus Adaptive Global Allocation Fund	Perkins Mid Cap Value Fund
Janus Diversified Alternatives Fund	Perkins Select Value Fund
Janus Flexible Bond Fund	Perkins Small Cap Value Fund
Janus Global Bond Fund	Perkins Value Plus Income Fund
Janus High-Yield Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017 to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Asia Equity Fund	Janus Global Technology Fund
Janus Balanced Fund	Janus Growth and Income Fund
Janus Contrarian Fund	Janus Overseas Fund
Janus Enterprise Fund	Janus Research Fund
Janus Forty Fund	Janus Triton Fund
Janus Global Life Sciences Fund	Janus Venture Fund
Janus Global Real Estate Fund	Perkins Global Value Fund
Janus Global Research Fund	Perkins International Value Fund
Janus Global Select Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017

to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Global Allocation Fund – Conservative

Janus Global Allocation Fund – Moderate

Janus Global Allocation Fund – Growth

Janus Global Unconstrained Bond Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017

to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix B – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.